[NOTIFY-INTERNET] ckpepper@capinv.com
UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 14, 2000

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      704 19390.00 SH       SOLE                 19390.00
AMERICAN HOME PRODUCTS CORP    com              026609107      224  5700.00 SH       SOLE                  5700.00
AMERICAN INTL GRP              com              026874107    12901 119318.25SH       SOLE                119318.25
APOLLO GROUP                   com              037604105    11935 594890.00SH       SOLE                594890.00
ARCHER-DANIELS- MIDLND CO      com              039483102      233 19241.00 SH       SOLE                 19241.00
AUTOMATIC DATA PROCESSING      com              053015103    43077 799570.00SH       SOLE                799570.00
BP AMOCO PLC ADR               com              055622104      460  7760.00 SH       SOLE                  7760.00
BRISTOL-MYERS SQUIBB           com              110122108      205  3200.00 SH       SOLE                  3200.00
CINTAS CORP                    com              172908105    19186 361152.00SH       SOLE                361152.00
CISCO SYS INC COM              com              17275R102      367  3430.00 SH       SOLE                  3430.00
CITIGROUP INC.                 com              894190107      416  7470.00 SH       SOLE                  7470.00
COCA-COLA CO                   com              191216100     7562 129825.00SH       SOLE                129825.00
DIEBOLD INC                    com              253651103     2904 123573.80SH       SOLE                123573.80
ELAN PLC ADR                   com              284131208    13657 462962.00SH       SOLE                462962.00
EMC CORP                       com              268648102     4845 44350.00 SH       SOLE                 44350.00
EMERSON ELEC                   com              291011104    23888 416345.72SH       SOLE                416345.72
EXXON MOBIL CORP               com              30231g102     1556 19315.37 SH       SOLE                 19315.37
FEDL NATL MTG ASSOC            com              313586109      431  6900.00 SH       SOLE                  6900.00
FIRSTAR CORP.NEW               com              33763v109      407 19285.00 SH       SOLE                 19285.00
GALILEO INTRNTL                com              363547100     5630 188065.00SH       SOLE                188065.00
GENERAL ELECTRIC               com              369604103    37881 244789.00SH       SOLE                244789.00
GILLETTE CO                    com              375766102      240  5838.00 SH       SOLE                  5838.00
GRAINGER W W                   com              384802104    20493 428603.60SH       SOLE                428603.60
HARLEY DAVIDSON                com              412822108    30578 477322.37SH       SOLE                477322.37
HEWLETT-PACKARD                com              428236103      535  4700.00 SH       SOLE                  4700.00
ILLINOIS TOOL WORKS            com              452308109    16898 250107.00SH       SOLE                250107.00
IMS HEALTH INC                 com              449934108     7606 279750.00SH       SOLE                279750.00
INTEL CORP                     com              458140100      429  5212.00 SH       SOLE                  5212.00
JOHNSON & JOHNSON              com              478160104      243  2601.00 SH       SOLE                  2601.00
LUCENT TECH                    com              549463107      273  3644.00 SH       SOLE                  3644.00
MANPOWER INC WIS               com              56418h100     9202 244565.00SH       SOLE                244565.00
MARSHALL & ILSLEY              com              571834100      617  9820.00 SH       SOLE                  9820.00
MCLEODUSA INC CL A             com              582266102     8855 150400.00SH       SOLE                150400.00
MEDTRONIC INC                  com              585055106    23148 635284.09SH       SOLE                635284.09
MERCK & CO                     com              589331107    18945 281976.00SH       SOLE                281976.00
MICROSOFT CORP                 com              594918104    24014 205691.00SH       SOLE                205691.00
MOLEX INC                      com              608554101    40157 708388.53SH       SOLE                708388.53
NORTHERN TRUST                 com              665859104    12428 234500.00SH       SOLE                234500.00
OMNICOM GROUP INC              com              681919106     3292 32925.00 SH       SOLE                 32925.00
PAYCHEX INC                    com              704326107    18326 458147.16SH       SOLE                458147.16
PEPSICO INC                    com              713448108      227  6450.00 SH       SOLE                  6450.00
PFIZER INC                     com              717081103    29584 912023.28SH       SOLE                912023.28
SBC COMMUNICATIONS             com              78387g103      382  7831.20 SH       SOLE                  7831.20
SIGMA-ALDRICH                  com              826552101    11673 388275.58SH       SOLE                388275.58
SYSCO CORP                     com              871829107    29132 736365.00SH       SOLE                736365.00
TEXAS INSTRUMENTS              com              882508104      329  3400.00 SH       SOLE                  3400.00
WARNER-LAMBERT                 com              934488107    15086 184113.00SH       SOLE                184113.00


Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $511,163